Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common units, authorized (in units)	100	100
Common units, issued (in units)	100	100
Common units, outstanding (in units)	100	100